Security Equity Fund and Security Mid Cap Growth Fund

805 King Farm Blvd., Suite 600

Rockville, Maryland 20850

Supplement Dated April 18, 2013

to the Statutory Prospectuses and Statement of Additional Information Dated January 28, 2013, as supplemented from time to time

This supplement provides updated information beyond that contained in the currently effective Statutory Prospectus for Large Cap Core Institutional Fund and Mid Cap Growth Institutional Fund (the “Institutional Prospectus”), the currently effective Statutory Prospectus for the A-, B- and C-Classes of Large Cap Core Fund and Mid Cap Growth Fund (the “Multi-Class Prospectus”), and the Statement of Additional Information (“SAI”), each as supplemented from time to time, for Large Cap Core Institutional Fund, Mid Cap Growth Institutional Fund, Large Cap Core Fund and Mid Cap Growth Fund (collectively, the “Funds”).

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The following changes have been approved to the investment program of the Funds:

•	changes to the Funds’ names;

•	with respect to Mid Cap Growth Fund and Mid Cap Growth Institutional Fund, a change to each Fund’s investment objective;

•

changes to the Funds’ principal investment strategies, including the removal of the Funds’ non-fundamental 80% policies adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (“1940 Act”);

•	replacement of each Fund’s portfolio manager(s) with a new portfolio management team; and

•	removal of the non-fundamental policies relating to options and short sales.

The changes to the Funds discussed above will become effective on April 30, 2013. As a result, effective April 30, 2013, the Statutory Prospectuses and SAI will be revised substantially as follows:

STATUTORY PROSPECTUSES

Large Cap Core Institutional Fund and Large Cap Core Fund

The name of Large Cap Core Institutional Fund will be changed to Guggenheim StylePlus - Large Core Institutional Fund. The name of Large Cap Core Fund will be changed to Guggenheim StylePlus - Large Core Fund.

The section titled “Principal Investment Strategies” beginning on page 5 of the Institutional Prospectus and page 5 of the Multi-Class Prospectus will be replaced to read as follows in order to reflect the changes to each Fund’s principal investment strategies, including the removal of each Fund’s non-fundamental 80% policy adopted pursuant to Rule 35d-1 under the 1940 Act:

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to exceed the total return of the S&P 500 Index (the “Index”). The Fund pursues its objective by investing, under normal market conditions, in: (i) equity securities issued by companies that have market capitalizations usually within the range of companies in the Index; (ii) equity derivatives that, when purchased, provide exposure to equity securities of companies with market capitalizations usually within the range of companies in the Index; (iii) equity derivatives based on large-capitalization indices, growth indices, value indices and/or other indices and other derivatives deemed appropriate by Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”); (iv) fixed income securities; and (v) cash investments to collateralize derivatives positions.

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Equity securities in which the Fund may invest include common stocks, rights and warrants, and American Depository Receipts (“ADRs”). Derivatives in which the Fund may invest include options, futures contracts, swap agreements, and forward contracts. Fixed income securities and other securities in which the Fund may invest include debt securities selected from a variety of sectors and credit qualities, principally, corporate bonds, participations in and assignments of syndicated bank loans, asset-backed securities (including mortgage-backed securities and structured finance investments), U.S. government and agency securities (including those not backed by the full faith and credit of the U.S. government), mezzanine and preferred securities, commercial paper, zero-coupon bonds, non-registered or restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S), step-up securities (such as step-up bonds) and convertible securities that Guggenheim Investments believes offer attractive yield and/or capital appreciation potential. The Fund may invest in securities listed, traded or dealt in other countries. The Fund may hold securities of any duration or maturity. Fixed income securities in which the Fund may invest may pay fixed or variable rates of interest. The Fund may invest in a variety of investment vehicles, principally closed-end funds, exchange traded funds (“ETFs”) and other mutual funds.

Allocation decisions within the asset categories are at the discretion of the Investment Manager and are based on the Investment Manager’s judgment of the current investment environment (including market volatility), the attractiveness of each asset category, the correlations among Index components, individual positions or each asset category, and expected returns. In selecting investments for the Fund, the Investment Manager uses quantitative analysis, credit research and due diligence on issuers, regions and sectors to select the Fund’s investments and other proprietary strategies to identify securities and other assets that, in combination, are expected to contribute to exceeding the total return of the Index. Derivative instruments may be used extensively by the Investment Manager to maintain exposure to the equity and fixed income markets, to hedge the Fund’s portfolio, or to increase returns.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

The following subsections will be added to the section titled “Principal Risks” beginning on page 6 of the Institutional Prospectus and Page 6 of the Multi-Class Prospectus in order to reflect additional principal risks associated with the new principal investment strategies:

Asset-Backed and Mortgage-Backed Securities Risk – Investors in asset-backed securities, including mortgage-backed securities, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Convertible Securities Risk – Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Counterparty Credit Risk – The Fund makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Through these investments, the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

Credit Risk – The Fund could lose money if the issuer of a bond or a counterparty to a derivatives transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility of the price and liquidity of the bond.

Interest Rate Risk – Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Fund’s securities and share price to decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investments in Loans Risk – Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

Preferred Securities Risk – A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Prepayment Risk – Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Restricted Securities Risk – Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.

The second and third sentences in the section titled “Management of the Fund” on page 8 of the Institutional Prospectus and page 8 of the Multi-Class Prospectus will be replaced to read as follows in order to reflect each Fund’s new portfolio management team:

B. Scott Minerd, Farhan Sharaff, Jayson B. Flowers and Scott Hammond are primarily responsible for the day-to-day management of the Fund, and each holds the title “Portfolio Manager” with the Investment Manager.

Mid Cap Growth Institutional Fund and Mid Cap Growth Fund

The name of Mid Cap Growth Institutional Fund will be changed to Guggenheim StylePlus - Mid Growth Institutional Fund. The name of Mid Cap Growth Fund will be changed to Guggenheim StylePlus - Mid Growth Fund.

The section titled “Investment Objective” on page 25 of the Institutional Prospectus will be replaced to read as follows:

Investment Objective – Guggenheim StylePlus - Mid Growth Institutional Fund seeks long-term growth of capital.

The section titled “Investment Objective” on page 26 of the Multi-Class Prospectus will be replaced to read as follows:

Investment Objective – Guggenheim StylePlus - Mid Growth Fund seeks long-term growth of capital.

The section titled “Principal Investment Strategies” beginning on page 25 of the Institutional Prospectus and page 26 of the Multi-Class Prospectus will be replaced to read as follows in order to reflect the changes to each Fund’s principal investment strategies, including the removal of each Fund’s non-fundamental 80% policy adopted pursuant to Rule 35d-1 under the 1940 Act:

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to exceed the total return of the Russell Mid Cap Growth Index (the “Index”). The Fund pursues its objective by investing, under normal market conditions, in: (i) equity securities issued by companies that have market capitalizations usually within the range of companies in the Index; (ii) equity derivatives that, when purchased, provide exposure to equity securities of companies with market capitalizations usually within the range of companies in the Index; (iii) equity derivatives based on mid-capitalization indices, growth indices and/or other indices and other derivatives deemed appropriate by Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”); (iv) fixed income securities; and (v) cash investments to collateralize derivatives positions.

Equity securities in which the Fund may invest include common stocks, rights and warrants, and American Depository Receipts (“ADRs”). Derivatives in which the Fund may invest include options, futures contracts, swap agreements, and forward contracts. Fixed income securities and other securities in which the Fund may invest include debt securities selected from a variety of sectors and credit qualities, principally, corporate bonds, participations in and assignments of syndicated bank loans, asset-backed securities (including mortgage-backed securities and structured finance investments), U.S. government and agency securities (including those not backed by the full faith and credit of the U.S. government), mezzanine and preferred securities, commercial paper, zero-coupon bonds, non-registered or restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S), step-up securities (such as step-up bonds) and convertible securities that Guggenheim Investments believes offer attractive yield and/or capital appreciation potential. The Fund may invest in securities listed, traded or dealt in other countries. The Fund may hold securities of any duration or maturity. Fixed income securities in which the Fund may invest may pay fixed or variable rates of interest. The Fund may invest in a variety of investment vehicles, principally closed-end funds, exchange traded funds (“ETFs”) and other mutual funds.

Allocation decisions within the asset categories are at the discretion of the Investment Manager and are based on the Investment Manager’s judgment of the current investment environment (including market volatility), the attractiveness of each asset category, the correlations among Index components, individual positions or each asset category, and expected returns. In selecting investments for the Fund, the Investment Manager uses quantitative analysis, credit research and due diligence on issuers, regions and sectors to select the Fund’s investments and other proprietary strategies to identify securities and other assets that, in combination, are expected to contribute to exceeding the total return of the Index. Derivative instruments may be used extensively by the Investment Manager to maintain exposure to the equity and fixed income markets, to hedge the Fund’s portfolio, or to increase returns.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

The following subsections will be added to the section titled “Principal Risks” beginning on page 26 of the Institutional Prospectus and page 27 of the Multi-Class Prospectus in order to reflect additional principal risks associated with the new principal investment strategies:

Asset-Backed and Mortgage-Backed Securities Risk – Investors in asset-backed securities, including mortgage-backed securities, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Convertible Securities Risk – Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Counterparty Credit Risk – The Fund makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Through these investments, the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

Credit Risk – The Fund could lose money if the issuer of a bond or a counterparty to a derivatives transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility of the price and liquidity of the bond.

Interest Rate Risk – Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Fund’s securities and share price to decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investments in Loans Risk – Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

Preferred Securities Risk – A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Prepayment Risk – Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

The second and third sentences in the section titled “Management of the Fund” on page 28 of the Institutional Prospectus and page 29 of the Multi-Class Prospectus will be replaced to read as follows in order to reflect each Fund’s new portfolio management team:

B. Scott Minerd, Farhan Sharaff, Jayson B. Flowers and Scott Hammond are primarily responsible for the day-to-day management of the Fund, and each holds the title “Portfolio Manager” with the Investment Manager.

SAI

The Operating Policies regarding options and short sales in the subsection titled “Operating Policies” in the section titled “Investment Restrictions” beginning on page 22 of the SAI will be replaced to read as follows in order to reflect the elimination of those Operating Policies for the Funds.

Options The Funds, except Guggenheim StylePlus - Large Core Fund, Guggenheim StylePlus - Large Core Institutional Fund, Guggenheim StylePlus - Mid Growth Fund, and Guggenheim StylePlus - Mid Growth Institutional Fund, the Funds may buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options and options on futures, provided that a call or put may be purchased only if after such purchase, the value of all call and put options held by a Fund will not exceed 5% of the Fund’s total assets. The Funds, except Guggenheim StylePlus - Large Core Fund, Guggenheim StylePlus - Large Core Institutional Fund, Guggenheim StylePlus - Mid Growth Fund, and Guggenheim StylePlus - Mid Growth Institutional Fund, may write only covered put and call options.

Short Sales The Funds, except Large Cap Value Fund, Large Cap Value Institutional Fund, Guggenheim StylePlus - Large Core Fund, Guggenheim StylePlus - Large Core Institutional Fund, Guggenheim StylePlus - Mid Growth Fund, Guggenheim StylePlus - Mid Growth Institutional Fund, and Alpha Opportunity Fund, may not sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Please Retain This Supplement for Future Reference

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